Exhibit 99.1

GM Financial Automobile Leasing Trust 2019-3

2.45% Exchange Note

Class A-1 2.19983% Asset Backed Notes

Class A-2A 2.09% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.03% Asset Backed Notes

Class A-4 2.03% Asset Backed Notes

Class B 2.16% Asset Backed Notes

Class C 2.35% Asset Backed Notes

Class D 2.44% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	11/01/19
End of Period:	11/30/19
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	30
Report Due Date:	12/18/19
Distribution Date:	12/20/19
Transaction Month:	4

2019-3				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	45,277	07/01/2019	08/14/2019	$1,093,238,377

Total	45,277			$1,093,238,377

RECONCILIATION OF 2019-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,014,668,174

{2} Reduction in Agg. Securitization Value due to payments				{2}	10,297,184
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,425,807
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	10,731,668
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	22,454,659

{7} End of period Aggregate Securitization Value					{7}	$992,213,515

{8} Pool Factor					{8}	90.759119%

RECONCILIATION OF 2019-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,043,000,000

{10} Beginning of period Exchange Note Balance					{10}	$964,429,797

{11} Exchange Note Principal Payment Amount					{11}	22,454,659

{12} End of period Exchange Note Balance					{12}	$941,975,138

{13} Note Pool Factor					{13}	90.314011%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$180,000,000	$265,000,000	$75,000,000	$280,000,000	$81,150,000

{15} Beginning of period Note Balance	{15}	$82,655,920	$265,000,000	$75,000,000	$280,000,000	$81,150,000

{16} Noteholders’ Principal Distributable Amount	{16}	22,454,659	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	3,365,525	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$56,835,736	$265,000,000	$75,000,000	$280,000,000	$81,150,000

{21} Note Pool Factor	{21}	31.575409%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$47,550,000	$44,280,000	$27,330,000		$1,000,310,000

{23} Beginning of period Note Balance	{23}	$47,550,000	$44,280,000	$27,330,000		$902,965,920

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		22,454,659
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		3,365,525
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$47,550,000	$44,280,000	$27,330,000		$877,145,736

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		87.687391%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$1,014,668,174

{31} Ending Designated Pool Balance	{31}	992,213,515
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	992,213,515

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$22,454,659

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$964,429,797	$0	2.45%	30	30/360	$1,969,045

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2019-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$15,741,849
{37} Net Liquidation Proceeds collected during period	{37}	12,452,922
{38} Investment Earnings	{38}	41,032
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(41,032)
{40} Deposit from Servicer	{40}	0

{41} Total Additions:	{41}	28,194,771

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	845,557
{43} To the 2019-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	1,969,045
{44} To the 2019-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	22,454,659
{45} To the 2019-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	2,925,510
{46} To the 2019-3 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	0

{47} Total Distributions:	{47}	$28,194,771

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$1,014,668,174
{49} Ending Agg. Securitization Value	{49}	992,213,515
{50} Principal Distributable Amount {48} - {49}	{50}	22,454,659

{51} Noteholders’ Principal Carryover Amount	{51}	0

{52} Principal Distributable Amount + Noteholders’ Principal Carryover Amount	{52}	22,454,659

{53} Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance	{53}	31,008,626

{54} Noteholders’ Principal Distributable Amount Lessor of {52} and {53}	{54}	$22,454,659

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$82,655,920	$0	2.19983%	30	Actual/360	$151,525
{56}	Class A-2A	$265,000,000	0	2.09%	30	30/360	461,542
{57}	Class A-2B	$75,000,000	0	1.99363%	30	Actual/360	124,602
{58}	Class A-3	$280,000,000	0	2.03%	30	30/360	473,667
{59}	Class A-4	$81,150,000	0	2.03%	30	30/360	137,279
{60}	Class B	$47,550,000	0	2.16%	30	30/360	85,590
{61}	Class C	$44,280,000	0	2.35%	30	30/360	86,715
{62}	Class D	$27,330,000	0	2.44%	30	30/360	55,571

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2019-3 Exchange Note Collections	{63}	$27,349,214
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	41,032
{66} Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	7,054
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Available Funds:	{69}	27,397,300

{70} Reserve Account Withdrawal Amount	{70}	0

{71} Total Distributable Funds:	{71}	27,397,300

Distributions:
{72} To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	151,525
{77} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	461,542
{78} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	124,602
{79} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	473,667
{80} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	137,279
{81} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class B Noteholders’ Interest Distributable Amount	{82}	85,590
{83} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class C Noteholders’ Interest Distributable Amount	{84}	86,715
{85} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Class D Noteholders’ Interest Distributable Amount	{86}	55,571
{87} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88} Noteholders’ Principal Distributable Amount	{88}	22,454,659
{89} To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	3,365,525
{91} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95} To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	0

{96} Total Distributions:	{96}	$27,397,300

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
	Class	Cumulative Note Balance	Aggregate Securitization Value	Excess of (X) - (Y)	Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{97}	Class A	$783,805,920	$992,213,515	$0	$		26,048,060	$0
{98}	Class B	831,355,920	992,213,515	0			25,962,470	0
{99}	Class C	875,635,920	992,213,515	0			25,875,755	0
{100}	Class D	902,965,920	992,213,515	0			25,820,184	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{101} Excess Total Available Funds							{101}	$3,365,525

	{102} Beginning Note Balance					{102}	902,965,920
	{103} Principal payments through Indenture Section 8.3 (a) (i) through (xv)					{103}	22,454,659
	{104} Pro-Forma Note Balance						{104}	880,511,261

	{105} Ending Aggregate Securitization Value					{105}	992,213,515
	{106} 11% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,10% Thereafter ($120,256,221)					{106}	120,256,221
	{107} Required Pro Forma Note Balance {105} - {106}						{107}	871,957,294

	{108} Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}							{108}	8,553,967

	{109} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{109}	$3,365,525

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{110} Ending Aggregate Securitization Value							{110}	$992,213,515
	{111} End of Period Note Balance							{111}	941,975,138
	{112} Overcollateralization							{112}	50,238,377
	{113} Overcollateralization %								{113}	5.06%

	Asset Backed Notes:
	{114} Ending Aggregate Securitization Value							{114}	992,213,515
	{115} End of Period Note Balance							{115}	877,145,736
	{116} Overcollateralization							{116}	115,067,779
	{117} Overcollateralization %								{117}	11.60%

	RECONCILIATION OF 2019-3 CASH RESERVE ACCOUNT
	{118} Specified Reserve Balance								{118}	$5,466,192

	{119} Beginning of Period Reserve Account balance								{119}	$5,466,192
	{120} Investment Earnings							{120}	7,054
	{121} From the Indenture Collection Account, the Reserve Account Required Amount							{121}	0
	{122} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{122}	0
	{123} Total Reserve balance available:								{123}	5,473,246

	{124} Specified Reserve Balance								{124}	5,466,192

	{125} Release Excess Cash to Indenture Collection Available Funds								{125}	7,054

	{126} End of period Reserve Account balance								{126}	$5,466,192

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER
									Dollars	Percentage
	{127} Receivables with Scheduled Payment delinquent 61 days or more							{127}	$960,758	0.10%
	{128} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40%)							{128}		Yes

By:	/s/Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	December 17, 2019

GM Financial

GMALT 2019-3

Supplemental Monthly Data

November 30, 2019

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,014,668,174	$781,113,718
Change	(22,454,659)	(11,310,117)

End of Period	$992,213,515	$769,803,601
Residual Value as % of Agg. Securitization Value		77.58%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	42,868	988,715,614	99.65%
31 - 60 days	113	2,537,143	0.26%
61 - 90 days	32	724,465	0.07%
91 - 120 days	11	236,293	0.02%

Total	43,024	992,213,515	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	69	1,791,961	534	14,001,218
Standard terminations	20	396,780	139	2,572,677

Total retained by lessee	89	2,188,741	673	16,573,895
Returned Vehicles
Early terminations	235	4,569,022	879	16,228,008
Standard terminations	219	3,973,905	433	7,628,674

Total returned to dealer	454	8,542,927	1,312	23,856,682
Charged off leases / Repossessed vehicles	68	1,425,807	267	5,629,525
Repurchases	0	0	1	15,476
Other	0	0	0	0

Total terminations	611	12,157,475	2,253	46,075,578

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,425,807	5,629,525
less: Sales proceeds	983,993	4,835,675
less: Excess wear and excess mileage received	102	620
less: Other amounts received	—	0

Net Credit (Gain) Loss	441,712	793,230

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	8,466,902	23,409,521
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	8,879,417	25,883,534
less: Excess wear and excess mileage received	46,256	71,777
less: Other recovery amounts	—	0

Residual (Gain) Loss	(458,771)	(2,545,790)

	Current Period	Prev. Month
Prepay Speed	0.5422%	-0.4540%

Return Rate based on Scheduled to Terminate(2)	151.3333%	46.9891%

Return Rate based on Terminated Leases(3)	74.3044%	66.5734%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.